Warrant Liability: Schedule of Roll-Forward of the Warrant Liability Table (Tables)	Jun. 30, 2025
Tables/Schedules
Schedule of Roll-Forward of the Warrant Liability Table	A roll forward of the warrant liability is as follows:
Balance at June 30, 2025	$802,589
Change in fair value of warrant liability	(517,381)
Balance at September 30, 2025	$285,208